Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Crude oil, natural gas and NGL	$ 445	$ 539
Refined petroleum products	435	548
Trading inventories measured at fair value less costs to sell	200	237
Materials, supplies and other	152	189
Inventories	1,232	1,513
Inventory write-down to net realizable value (note 6)	$ 60	$ 0